ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (2,051,182)	$ (10,727,642)	$ (34,427,734)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	281,944	600,995	1,023,871
Provisions for Seed Music receivable (related party)			980,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(37,345)	(104,388)	137,414
Amount due from related parties	(8,221)	6,563,757	(2,093,669)
Accrued expenses and other current liabilities	(290,556)	(1,207,465)	(1,123,760)
Net cash used in operating activities	(1,522,663)	(5,209,268)	(11,524,248)
Investing activities:
Repayment of loans from related parties under common control of Shanda		498,583	3,300,000
Net cash provided by investing activities	45,466	1,742,533	3,440,522
Financing activities:
Proceeds from exercise of options	84,975	338,563	46,400
Repurchase of ordinary shares			(58,147)
Net cash provided by (used in) financing activities	4,762,477	6,185,633	(3,315,507)
Effect of exchange rate changes on cash and cash equivalents	32,318	(9,800)	(524)
Net increase (decrease) in cash and cash equivalents	3,317,598	2,709,098	(11,399,757)
Cash and cash equivalents, beginning of year	4,380,328	1,671,230	13,070,987
Cash and cash equivalents, end of year	7,697,926	4,380,328	1,671,230
Ku6 Media Co., Ltd.
Operating activities:
Net loss	(2,051,182)	(10,727,642)	(34,427,734)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	281,944	600,995	1,023,871
Provisions for Seed Music receivable (related party)			980,000
Exchange gains			(355,337)
Equity in losses of subsidiaries	1,344,953	9,682,209	32,345,988
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	6,879	55,042	62,083
Amount due from related parties	627	(4,015)	74,964
Accrued expenses and other current liabilities	81,740	(159,414)	36,479
Amounts due to subsidiaries and variable interest entities			4,160,000
Net cash used in operating activities	(335,039)	(552,825)	3,900,314
Investing activities:
Loan to subsidiaries			(12,350,863)
Repayment of loans from related parties under common control of Shanda		498,583	3,300,000
Net cash provided by investing activities		498,583	(9,050,863)
Financing activities:
Proceeds from exercise of options	84,975	338,563	46,400
Repurchase of ordinary shares			(58,147)
Net cash provided by (used in) financing activities	84,975	338,563	(11,747)
Net increase (decrease) in cash and cash equivalents	(250,064)	284,321	(5,162,296)
Cash and cash equivalents, beginning of year	341,320	56,999	5,219,295
Cash and cash equivalents, end of year	$ 91,256	$ 341,320	$ 56,999